Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Vendor prepayments	$ 23,200	$ 37,538
VAT recoverable and other current assets	59,830	38,551
Prepaid insurance	513,450	187,446
Prepaid expenses	71,841	28,419
Total prepaid expenses and other current assets	$ 668,321	$ 291,954